LORD ABBETT SECURITIES TRUST
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  March 4, 2003


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      Lord Abbett Securities Trust
         Lord Abbett All Value Fund
         International Series
         Alpha Series
         Lord Abbett Micro-Cap Growth Fund
         Lord Abbett Micro-Cap Value Fund
         SEC File Nos.  33-58846 and 811-7538
         CIK No.:  0000898031


Dear Commission:

     In accordance with the requirements of 497(j) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No 39 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange
Commission on February 27, 2003. Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

                                         Very truly yours,

                                         Vicki Herbst
                                         Legal Assistant